Document and Entity Information	Sep. 03, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001840792
Document Type	8-K
Document Period End Date	Sep. 03, 2021
Entity Registrant Name	VPC Impact Acquisition Holdings II
Entity Incorporation State Country Code	E9
Entity File Number	001-40160
Entity Tax Identification Number	98-1576492
Entity Address, Address Line One	Victory Park Capital Advisors, LLC
Entity Address, Address Line Two	150 North Riverside Plaza
Entity Address, Address Line Three	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	701-1777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	VPCBU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VPCB
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	VPCBW
Security Exchange Name	NASDAQ